Minimum Rental Commitments Under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 27, 2012	Sep. 27, 2012	Jan. 28, 2012	Oct. 27, 2012 Retail Stores	Jan. 28, 2012 Retail Stores	Apr. 17, 2012 Retail Stores Committed to lease from January 29, 2012 to April 17, 2012	Oct. 27, 2012 Corporate Office And Distribution Center		Jan. 28, 2012 Corporate Office And Distribution Center
Operating Leased Assets [Line Items]
2012	$ 8,910		$ 30,650	$ 8,382	$ 28,553	$ 1,278	$ 528	[1]	$ 2,097
2013	39,339		33,185	36,481	30,759	2,651	2,858	[1]	2,426
2014	40,665		32,933	36,252	30,245	2,706	4,413	[1]	2,688
2015	38,885		32,607	34,207	29,654	2,706	4,678	[1]	2,953
2016	34,183		29,433	31,086	28,061	2,706	3,097	[1]	1,372
Thereafter	149,242		109,239	133,678	104,794	15,361	15,564	[1]	4,445
Total minimum rental commitments under operating lease agreements	$ 311,224	$ 16,725	$ 268,047	$ 280,086	$ 252,066	$ 27,408	$ 31,138	[1]	$ 15,981

[1]	On September 27, 2012, the Company executed a lease agreement for a second distribution center located in Olive Branch, Mississippi. The building is approximately 600,000 square feet with a lease term of 10 years and provides renewal options for three successive five-year periods. The future minimum lease payments for the new distribution center are approximately $16,725 over the initial ten year period.